PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.4%
Municipal Bonds
Alabama 0.5%
Jefferson Cnty. Swr. Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000%	10/01/44	500	$543,742
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	545,018

Southeast Energy Auth. Cooperative Dist. Rev., Proj. No. 2, Series B (Mandatory put date 12/01/31)	4.000(cc)	12/01/51	3,700	4,487,100
				5,575,860
Alaska 0.7%
Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	4,320	4,882,702
Northern Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/50	2,000	2,323,223
Sr. Series B-2, Class 2, Rfdg., CABS	3.451(t)	06/01/66	1,000	218,084

Valdez Marine Term. Rev., Exxon Pipeline Co. Proj., Series B, Rfdg., FRDD (Mandatory put date 12/01/21)	0.020(cc)	12/01/33	270	270,000
				7,694,009
Arizona 4.3%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Series A, Rfdg., 144A	5.375	07/01/50	1,000	1,134,738
Cadence Campus Proj., Series A, 144A	4.000	07/15/50	1,600	1,750,432
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Series A, 144A	5.750	07/15/48	1,500	1,717,031
Somerset Academy of LV-Aliante & Skye Canyon Campus Proj., Series A, 144A	4.000	12/15/51	700	756,629

Glendale Indl. Dev. Auth. Rev., Royal Oaks Inspirata Pointe Proj., Series A	5.000	05/15/56	1,500	1,703,600
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,197,841
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	1,124,753
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	1,097,372
Basis Schs. Projs., Series A, Rfdg., 144A	5.000	07/01/46	1,000	1,096,400
Great Hearts Academies Proj.	5.000	07/01/44	2,250	2,439,052

Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	3,000	3,123,115
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	4,890	6,386,234

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Salt Verde Finl. Corp. Rev., (cont’d.)
Sr. Gas Rev., Sr. Bonds	5.000%	12/01/37	12,300	$17,206,596
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000	12/01/50	1,045	1,173,861
Friendship Vlg., Series A, Rfdg.	6.250	12/01/42	1,000	1,000,000
Friendship Vlg., Series B	4.000	12/01/56	1,000	1,087,592
				44,995,246
California 8.3%
California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Series A, Rfdg.	4.000	06/01/49	1,000	1,168,104
Sub. Series B-1, Rfdg.	5.000	06/01/49	2,100	2,546,473
Sub. Series B-2, Rfdg., CABS	3.667(t)	06/01/55	3,000	588,416

California Hlth. Facs. Fing. Auth. Rev., Lucile Salter Packard Children’s Hosp. at Stanford, Series A, Rfdg.(hh)	4.000	05/15/51	2,500	2,856,053
California Infrast. & Econ. Dev. Bank Rev., Sr. Bonds, WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	500	561,549
California Muni. Fin. Auth. Rev.,
ExxonMobil Proj., Rfdg., FRDD (Mandatory put date 12/01/21)	0.040(cc)	12/01/29	8,710	8,710,000
Series A, 144A	5.500	06/01/48	750	827,306
Sr. Lien-LINXS APM Proj., AMT	5.000	12/31/43	2,000	2,367,694

California Poll. Ctrl. Fing. Auth. Rev., Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	2,750	1,787,500
California Sch. Fin. Auth. Rev.,
Alliance Clg.-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	750	840,168
KIPP LA Proj., Series A, 144A	5.000	07/01/45	650	728,675
KIPP LA Proj., Series A, 144A	5.000	07/01/47	820	953,640

California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Series D	5.000	12/01/31	1,000	1,000,000
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	750	793,988
CHF Irvine LLC, Rfdg.	5.000	05/15/29	1,405	1,650,535
CHF Irvine LLC, Rfdg.	5.000	05/15/40	1,030	1,194,194
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250	12/01/43	4,475	5,409,923
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250	12/01/56	3,500	3,997,372
Loma Linda Univ. Med. Ctr., Series A, 144A	5.500	12/01/58	1,530	1,861,280
Loma Linda Univ. Med. Ctr., Series A, Rfdg.	5.250	12/01/44	2,500	2,810,127
Golden St. Tob. Secur. Corp., Tob. Settlement Rev.,
Asset Bkd., 1st Sub. Series B, Rfdg., CABS	(5.000)(t)	06/01/47	10,100	2,302,135

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., (cont’d.)
Asset Bkd., Sr. Series A-2, Rfdg.	5.300%(cc)	06/01/37	5,000	$5,111,450
Series A-1, Rfdg.	5.000	06/01/47	5,235	5,326,404
Series A-1, Rfdg.	5.250	06/01/47	5,150	5,246,324
Series A-2, Rfdg.	5.000	06/01/47	1,500	1,526,482

Inland Vlly. Dev. Agcy., Tax Alloc., Series A, Rfdg.	5.000	09/01/44	1,000	1,089,125
Irvine Unified Sch. Dist., Spl. Tax, Series A	4.000	09/01/44	1,000	1,092,186
Lincoln Pub. Fing. Auth., Tax Alloc., Twelve Bridges, Sub. Series B, Rfdg.	6.000	09/02/27	911	914,958
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	3,800	5,257,221
Series A	5.500	11/15/37	685	1,022,946
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,060	3,337,748
Series A	7.000	11/01/34	1,650	2,510,060

Northern California Tob. Secur. Auth. Rev., Sr. Sacramento Co. Tob. Sec. Corp., Series B-2, Class 2, Rfdg., CABS	3.454(t)	06/01/60	3,500	859,388
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj. (Pre-refunded date 11/01/25)(ee)	5.250	11/01/45	1,000	1,183,748
Roseville, Spl. Tax, Fiddyment Ranch Cmnty. Facs	4.000	09/01/50	1,000	1,129,482
Sacramento,
Spl. Tax	4.000	09/01/46	750	830,253
Spl. Tax	4.000	09/01/50	1,000	1,104,489
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys. (Pre-refunded date 12/01/21)(ee)	7.500	12/01/41	1,000	1,000,000
Cmnty. Mem. Hlth. Sys. (Pre-refunded date 12/01/21)(ee)	8.000	12/01/26	500	500,000

San Diego Cnty. Regl. Arpt. Auth. Rev., Sub. Series B, AMT(hh)	4.000	07/01/56	1,500	1,723,630
Santa Margarita Wtr. Dist., Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	645	691,062
Southern California Tob. Secur. Auth. Rev., San Diego Co. Tob., Rfdg., CABS	3.225(t)	06/01/54	3,000	596,612
				87,008,700

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado 3.4%
City & Cnty. of Denver Arpt. Sys. Rev., Sub. Sys., Series A, Rfdg., AMT	4.000%	12/01/48	2,000	$2,258,937
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt. Chrt. Sch. Skyview Academy Proj., Rfdg., 144A	5.375	07/01/44	1,350	1,430,927
Impt. Chrt. Sch. Univ. LA, Rfdg.	5.000	12/15/45	1,000	1,094,951
Rfdg.	5.000	11/01/44	885	940,677
Colorado Hlth. Facs. Auth. Rev.,
Adventhealth Oblig. Grp., Series A, Rfdg.	4.000	11/15/50	5,000	5,927,044
Commonspirit Hlth., Series A, Rfdg.	4.000	08/01/49	5,140	5,834,025
Covenant Living Cmntys., Series A, Rfdg.	4.000	12/01/50	2,000	2,251,530
Covenant Retmnt. Cmntys., Rfdg.	5.000	12/01/35	1,250	1,414,663
Impt. Bonds, Chrisitna Living Neighborhoods, Rfdg.	4.000	01/01/42	1,000	1,100,680
Vail Vlly. Med. Ctr. Proj.	4.000	01/15/45	2,500	2,694,791

Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev., Sr. Lmt. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,709,682
Plaza Co. Met. Dist. No. 1, Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	1,020,081
Pub. Auth. Energy Nat. Gas Pur. Rev., Nat. Gas Util. Imps.	6.500	11/15/38	4,045	6,256,250
Rampart Range Met. Dist. No. 5 Rev., Spl. Assmt.	4.000	12/01/51	500	511,362
Sterling Ranch Cmnty. Auth. Brd. Rev., Series A, Rfdg.	4.250	12/01/50	1,000	1,105,471
				35,551,071
Connecticut 0.3%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Stamford Hosp. Iss. Forward Delivery, Series M, Rfdg.(hh)	4.000	07/01/42	1,000	1,147,058
Harbor Point Infrast. Impt. Dist., Tax Alloc., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	2,339,219
				3,486,277
Delaware 0.2%
Delaware St. Econ. Dev. Auth. Rev., Newark Chrt. Sch., Inc., Series A, Rfdg.	5.000	09/01/46	500	570,864
Delaware St. Hlth. Facs. Auth. Rev., Nanticoke Mem. Hosp., Rfdg. (Pre-refunded date 07/01/23)(ee)	5.000	07/01/32	1,375	1,478,148
				2,049,012

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
District of Columbia 2.0%
Dist. of Columbia Rev.,
Dist. of Columbia Intl. Oblig. Grp.	5.000%	07/01/54	1,000	$1,175,835
Friendship Pub. Chrt. Sch. (Pre-refunded date 12/01/22)(ee)	5.000	06/01/42	3,500	3,667,137
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	926,953
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	790,637
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,468,857
KIPP DC Proj.	4.000	07/01/49	1,000	1,107,104
Rfdg.	5.000	06/01/40	1,500	1,762,069
Rfdg.	5.000	06/01/55	1,500	1,725,945
Rocketship DC Oblig. Grp., Series A, 144A	5.000	06/01/49	2,000	2,263,477
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Dulles Toll Rd., Series A, Rfdg.	5.000	10/01/53	2,500	2,532,374
Dulles Toll Rd., Sub. Series B, Rfdg.	4.000	10/01/49	2,000	2,265,692
Series A, Rfdg., AMT	4.000	10/01/51	1,000	1,164,696
				20,850,776
Florida 9.8%
Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	4.000	10/01/49	3,000	3,396,484
Series A, AMT (Pre-refunded date 10/01/23)(ee)	5.250	10/01/43	1,500	1,633,797

Broward Cnty. Port Facs. Rev., Sr. Bonds, Series B, AMT	4.000	09/01/49	2,000	2,238,507
Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Series A, Rfdg.	5.350	07/01/29	1,515	1,520,504
Edl. Growth Fund LLC Chrt. Sch. Port Proj., Series A-1, 144A	5.000	07/01/56	1,000	1,179,041
WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	500	567,099
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	3,000	3,389,578

Citizens Ppty. Ins., Inc. Rev., Sr. Sec’d., Series A-1	5.000	06/01/22	1,000	1,021,703
Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,126,681
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	5.625	04/01/43	500	535,824
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	6.000	04/01/42	1,000	1,076,628

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Florida Dev. Fin. Corp. Rev.,
Bay Area Chrt. Fndtn., Series A (Pre-refunded date 12/15/21)(ee)	7.750%	06/15/42	2,000	$2,005,473
Glendridge on Palmer Ranch Proj., Rfdg.	5.000	06/01/51	2,000	2,297,891
Green Bond, Brightline Passenger Rail, Rmkt., Series B, AMT, 144A	7.375	01/01/49	2,000	2,167,936
Mater Academy Proj., Series A, 144A	5.000	06/15/55	1,000	1,144,203
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	2,199,653
River City Science Academy Proj., Series A	4.000	07/01/45	565	614,128
River City Science Academy Proj., Series A	4.000	07/01/55	2,460	2,652,029
Virgin Trains USA Pass, Series A, Rfdg., AMT (Mandatory put date 01/01/29), 144A	6.500(cc)	01/01/49	4,210	4,316,168

Florida Higher Edl. Facs. Finl. Auth. Rev., Ringling Clg. Proj.	5.000	03/01/42	4,795	5,559,068
Greater Orlando Aviation Auth. Rev.,
Priority Sub. Series A, AMT	4.000	10/01/52	3,350	3,693,102
Priority Sub. Series A, AMT	5.000	10/01/52	2,000	2,374,647
Spl. Purp., JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	4,979,024

Hillsborough Cnty. Indl. Dev. Auth. Rev., Tampa Gen. Hosp. Proj., Series A	4.000	08/01/50	2,500	2,868,878
Indigo Cmnty. Dev. Dist., Spl. Assmt.^	5.750	05/01/36(d)	820	483,800
Jacksonville Rev., Brooks Rehabitation Proj., Rfdg.	4.000	11/01/45	1,000	1,129,026
Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Centre North Proj.	4.875	05/01/45	1,000	1,054,475
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	500	537,358
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,106,857
Spl. Assmt., N E Sector Proj., Phase 1B	5.450	05/01/48	1,000	1,145,796
Spl. Assmt., N E Sector Proj., Phase 2B, Rfdg., 144A	4.000	05/01/50	750	791,486
Spl. Assmt., Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	1,055,314
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	250	261,784
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,300	1,402,638

Miami Beach Hlth. Facs. Auth. Rev., Mt. Sinai Med. Ctr. of Florida, Series B	4.000	11/15/51	2,000	2,324,036
Midtown Miami Cmnty. Dev. Dist., Spl. Assmt., Pkg. Garage Proj., Series A, Rfdg.	5.000	05/01/37	1,980	2,032,900
North Sumter Cnty. Util. Dependent Dist. Rev., Solid Wste.	5.000	10/01/42	2,000	2,071,022
Orange Cnty. Hlth. Facs. Auth. Rev., Orlando Hlth. Oblig. Grp., Series A	4.000	10/01/49	3,450	3,924,990

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Osceola Cnty. Trans. Rev.,
Series A-1, Rfdg.	4.000%	10/01/54	1,500	$1,701,775
Series A-2, Rfdg., CABS	2.666(t)	10/01/54	1,000	328,165
Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	568,134
Sinai Residences Boca Raton Proj., Series A, Rfdg.	7.500	06/01/49	1,000	1,045,436
Toby & Leon Cooperman Sinai Residences of Boca Raton, Rfdg.(hh)	4.250	06/01/56	1,000	1,035,557

Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarasota Mem. Hosp.	4.000	07/01/48	5,000	5,689,592
South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,000	1,197,211
St. Johns Cnty. Indl. Dev. Auth. Rev., Vicar’s Landing Proj., Series A, Rfdg.	4.000	12/15/46	1,500	1,649,727
Tallahassee Hlth. Facs. Mem. Rev., Tallahassee Mem. Hlth., Inc., Series A	5.000	12/01/55	1,430	1,628,497
Vlg. CDD No. 07, Spl. Assmt., Fla., Rfdg.	4.000	05/01/36	1,760	1,934,375
Vlg. CDD No. 09, Spl. Assmt., Fla., Rfdg.	5.500	05/01/42	1,875	1,892,365
Vlg. CDD No. 10,
Spl. Assmt., Fla.	5.125	05/01/43	970	995,280
Spl. Assmt., Fla.	6.000	05/01/44	700	736,182

Vlg. CDD No. 11, Spl. Assmt., Fla.	4.500	05/01/45	1,290	1,340,791
Vlg. CDD No. 12, Spl. Assmt., Fla., 144A	4.250	05/01/43	2,725	2,931,048
Vlg. CDD No. 13,
Spl. Assmt., Fla.	3.250	05/01/52	2,205	2,234,180
Spl. Assmt., Fla.	3.550	05/01/39	490	516,720
Spl. Assmt., Fla.	3.700	05/01/50	980	1,031,666
Spl. Assmt., Fla., 144A	3.500	05/01/51	1,210	1,249,955
				103,586,184
Georgia 0.7%
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Series D, Rfdg.	4.125	11/01/45	2,000	2,233,393
George L Smith II Congress Ctr. Auth. Rev.,
Convention Ctr. Hotel, 1st Tier, Series A	4.000	01/01/54	500	567,476
Convention Ctr. Hotel, 2nd Tier, Series B, 144A	5.000	01/01/54	500	577,657

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia (cont’d.)

Muni. Elec. Auth. Rev., Sub.Proj. One, Series A, Rfdg.	4.000%	01/01/51	1,000	$1,166,556
Priv. Clgs. & Univs. Auth. Rev., Savannah Clg. of Art & Design Proj. (Pre-refunded date 04/01/24)(ee)	5.000	04/01/44	1,500	1,663,556
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	1,000	1,110,919
				7,319,557
Guam 0.1%
Guam Govt. Wtrwks. Auth. Rev., Series A	5.000	01/01/50	1,000	1,186,428
Hawaii 0.3%
Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Series A, Rfdg.	5.500	07/01/43	2,500	2,704,746
Idaho 0.2%
Idaho Hlth. Facs. Auth. Rev., St. Luke’s Hlth. Sys. Proj., Series A, Rfdg.(hh)	3.000	03/01/51	2,000	2,075,885
Illinois 13.5%
Chicago Brd. of Ed.,
Series A, GO	5.000	12/01/41	1,000	1,244,322
Series A, GO	5.500	12/01/39	635	636,865
Series A, GO, 144A	7.000	12/01/46	1,500	1,943,182
Series A, GO, Rfdg.	4.000	12/01/27	500	576,024
Series A, GO, Rfdg.	5.000	12/01/35	500	602,841
Series A, GO, Rfdg.	7.000	12/01/44	3,390	4,090,253
Series C, GO	5.250	12/01/35	1,015	1,127,579
Series D, GO	5.000	12/01/46	2,470	2,951,579
Series G, GO, Rfdg.	5.000	12/01/34	2,155	2,549,647
Series H, GO	5.000	12/01/46	2,390	2,794,724

Chicago Brd. of Ed. Rev., Spl. Tax	6.000	04/01/46	1,500	1,832,093
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Series B, Rfdg., AGM	4.000	01/01/53	3,005	3,400,545
Gen., Sr. Lien, Series C, Rfdg., AMT	5.375	01/01/39	1,500	1,574,863
Series C, Rfdg., AMT	4.375	01/01/40	2,000	2,199,060
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	1,177,146

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Chicago Trans. Auth. Rev.,
2nd Lien	5.000%	12/01/46	5,000	$5,860,793
Series A, Rfdg.	4.000	12/01/50	1,000	1,141,865

Chicago Wstewtr. Transmn. Rev., 2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	3,355	3,737,956
Chicago, IL,
Rmkt., Series 2003 B, GO, Rfdg.	5.000	01/01/23	750	788,092
Rmkt., Series 2005 D, GO, Rfdg.	5.500	01/01/37	6,520	7,485,333
Rmkt., Series 2007 E, GO, Rfdg.	5.500	01/01/35	3,000	3,449,055
Series A, GO	5.500	01/01/39	1,865	2,139,129
Series A, GO, Rfdg.	5.000	01/01/27	1,525	1,851,865
Series A, GO, Rfdg.	5.000	01/01/31	1,500	1,929,146
Series A, GO, Rfdg.	5.000	01/01/34	3,650	4,029,889
Series A, GO, Rfdg.	5.500	01/01/49	3,000	3,739,145
Series A, GO, Rfdg.	6.000	01/01/38	2,500	3,103,001
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,181,946
Series C, GO, Rfdg.	5.000	01/01/38	2,500	2,892,076

Illinois Edl. Facs. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,238,675
Illinois Fin. Auth. Rev.,
Impt. Chicago Intl., Rfdg.	5.000	12/01/47	1,000	1,160,908
Northshore Univ. Hlth. Sys., Series A, Rfdg.	4.000	08/15/41	1,000	1,171,038
Plymouth Place, Inc., Rfdg.	5.000	05/15/51	1,835	2,085,579
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	10	11,649
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	265	308,688
Presence Hlth. Netw., Series C, Unrefunded, Rfdg.	4.000	02/15/41	5,725	6,525,540
The Carle Fndtn., Series A, Rfdg.	3.000	08/15/48	3,580	3,826,530
The Carle Fndtn., Series A, Rfdg.	4.000	08/15/48	1,400	1,653,595
Illinois St.,
GO	4.000	06/01/36	3,000	3,303,996
GO	5.000	04/01/31	2,000	2,184,626
GO	5.000	01/01/32	1,335	1,541,501
GO	5.000	05/01/33	950	1,040,392
GO	5.000	03/01/36	1,800	1,818,546
GO	5.000	05/01/36	2,000	2,190,299
GO	5.000	02/01/39	2,215	2,395,978
GO	5.000	05/01/39	2,000	2,181,378
GO	5.250	07/01/31	1,000	1,068,093
GO	5.500	05/01/30	1,500	1,938,196
GO	5.500	05/01/39	2,500	3,211,745

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois St., (cont’d.)
GO, Rfdg.	5.000%	08/01/25	1,000	$1,030,771
Rebuild Illinois Prog., Series B, GO	4.000	11/01/35	2,000	2,307,298
Series A, GO	5.000	01/01/33	2,000	2,006,785
Series A, GO	5.000	01/01/34	1,600	1,605,402
Series A, GO	5.000	12/01/39	2,500	2,956,518
Series A, GO, Rfdg.	5.000	10/01/28	1,250	1,532,172
Series C, GO	5.000	11/01/29	2,800	3,338,296
Series D, GO	5.000	11/01/26	1,500	1,777,723
Series D, GO	5.000	11/01/27	950	1,150,383

Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., Mccormick Place Expansion Proj., Series A, Rfdg.(hh)	4.000	06/15/52	1,000	1,126,430
Regl. Trans. Auth. Rev.,
Series A	4.000	06/01/38	4,015	4,495,682
Series A	4.000	06/01/39	3,015	3,371,335

Sales Tax Secur. Corp. Rev., 2nd Lien, Series A, Rfdg.	4.000	01/01/38	1,000	1,174,685
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,629,411
				142,389,857
Indiana 0.2%
Valparaiso Rev.,
Pratt Paper LLC Proj., AMT	5.875	01/01/24	500	528,788
Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,669,350
				2,198,138
Iowa 0.3%
Iowa St. Fin. Auth. Rev.,
Lifespace Cmntys., Inc.	2.875	05/15/49	25	25,019
Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	3.125	12/01/22	250	254,066
Iowa Tob. Settlement Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/49	1,000	1,161,523
Sr. Series B-1, Class 2, Rfdg.	4.000	06/01/49	1,000	1,156,175
Sr. Series B-2, Class 2, Rfdg., CABS	3.418(t)	06/01/65	1,000	185,376
				2,782,159

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Kansas 0.1%
Wyandotte Cnty.-Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj.	4.500%	06/01/40	880	$886,544
Kentucky 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Baptist Healthcare Sys., Series B	5.000	08/15/46	3,500	4,181,846
Louisiana 0.6%
Jefferson Parish Econ. Dev. & Port Dist. Rev., Kenner Discovery Hlth. Sciences Academy Proj., Series A, 144A	5.625	06/15/48	2,000	2,266,577
Louisiana Pub. Facs. Auth. Rev., Ochsner Clnc. Fndtn. Proj., Rfdg.	5.000	05/15/47	1,000	1,123,264
New Orleans Sewerage Serv. Rev., Rfdg. (Pre-refunded date 06/01/24)(ee)	5.000	06/01/44	1,000	1,115,741
Parish of St. James Rev., Nustar Logistics LP Proj., Rmkt., Series 2010, 144A	6.350	07/01/40	1,000	1,330,701
				5,836,283
Maryland 0.4%
Frederick Cnty., Spl. Oblig. Tax, Sub. Series C	4.000	07/01/50	1,000	1,121,153
Howard Cnty., Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,495,767
Maryland Econ. Dev. Corp. Poll. Ctrl. Rev., Transn. Facs. Proj., Series A, Rfdg.	5.000	06/01/35	1,000	1,196,005
				3,812,925
Michigan 0.8%
Kentwood Econ. Dev. Corp. Rev., Holland Home Oblig. Grp., Series 2022, Rfdg.(hh)	4.000	11/15/43	1,000	1,097,106
Michigan Fin. Auth. Rev.,
Great Lakes Wtr. Auth., Sr. Lien, Series C-1, Rfdg. (Pre-refunded date 07/01/22)(ee)	5.000	07/01/44	1,000	1,028,151
Sr. Series A, Class 1, Rfdg.	4.000	06/01/49	2,000	2,293,168
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	750	891,246
Sr. Series B-2, Class 2, Rfdg., CABS	3.398(t)	06/01/65	2,000	271,453

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan (cont’d.)

Summit Academy Rev., Rfdg.	6.250%	11/01/25	980	$982,283
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,566,439
				8,129,846
Minnesota 0.8%
Hugo Rev., Chrt. Sch. Lease, Noble Academy Proj., Series A	5.000	07/01/44	1,250	1,324,243
Rochester Rev., Mayo Clnc.	4.000	11/15/48	3,000	3,424,493
St. Cloud Rev., Centracare Hlth., Series A, Rfdg.	4.000	05/01/37	1,250	1,395,849
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded date 11/15/25)(ee)	5.000	11/15/44	1,000	1,172,416
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Series 7, 144A	4.500	10/01/37	1,000	1,022,985
				8,339,986
Mississippi 0.2%
Mississippi Bus. Fin. Corp. Rev.,
Chevron USA, Inc., Series F, FRDD (Mandatory put date 12/01/21)	0.030(cc)	11/01/35	350	350,000
Sys. Energy Resources, Inc. Proj., Rfdg.	2.375	06/01/44	2,000	1,916,902
				2,266,902
Missouri 2.0%
Kansas City Indl. Dev. Auth. Rev. , Kansas City Intl. Arpt., Series A, AMT	4.000	03/01/45	2,500	2,840,709
Lees Summit, Tax Alloc., Impt. Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	2,059,240
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series A	4.000	01/01/45	2,010	2,181,097
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	1,233,329
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/48	2,000	2,192,533
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	4,291,417

Poplar Bluff Regl. Trans. Dev. Dist. Rev., Transn. Sales Tax	4.750	12/01/42	2,100	2,182,517

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Missouri (cont’d.)
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. St. Louis Oblig. Grp., Series A	5.250%	09/01/53	2,000	$2,228,232
Friendship Vlg. Sunset Hills, Series A	5.875	09/01/43	1,000	1,056,561
St. Andrews Res. Srs. Oblig., Series A, Rfdg.	5.125	12/01/45	1,000	1,062,818
				21,328,453
Nebraska 0.1%
Central Plns. Energy Proj. Rev., Proj. No. 3, Series A, Rfdg.	5.000	09/01/42	1,000	1,457,585
Nevada 0.3%
Clark Cnty. Impt. Dist., Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000	08/01/23	860	880,038
Sparks Rev., Sales Tax, Sr. Series A, Rfdg., 144A	2.750	06/15/28	1,000	1,038,523
Tahoe-Douglas Visitors Auth. Rev., Stateline	5.000	07/01/45	1,000	1,154,871
				3,073,432
New Hampshire 0.2%
New Hampshire Bus. Fin. Auth. Rev.,
Green Bond, Series B, Rfdg., AMT (Mandatory put date 07/02/40), 144A	3.750(cc)	07/01/45	1,000	1,060,527
Springpoint Sr. Living, Rfdg.	4.000	01/01/51	1,000	1,091,075
				2,151,602
New Jersey 8.2%
Essex Cnty. Impt. Auth. Rev.,
CHF Newark LLC NJIT Student Hsg. Proj., Series A, BAM	4.000	08/01/56	1,000	1,171,159
Social bonds, The Friends of Team Chrt. Sch.	4.000	06/15/56	2,685	3,004,626
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc. Proj., Spec. Facs.	5.250	09/15/29	5,000	5,181,000
Continental Airlines, Inc., United Airlines, Inc. Proj.	5.125	09/15/23	2,650	2,738,722
Continental Airlines, Inc., United Airlines, Inc. Proj., Series A, AMT	5.625	11/15/30	2,275	2,485,847
Goethals Bridge, AMT	5.375	01/01/43	1,390	1,515,512
N. Star Academy Chrt. Sch. Newark	5.000	07/15/47	1,000	1,155,527
NJ Transit Trans. Proj.	4.000	11/01/44	1,000	1,130,246

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey Econ. Dev. Auth. Rev., (cont’d.)
NJ Transit Trans. Proj.	5.000%	11/01/44	2,000	$2,450,871
Port Newark Container, Rfdg., AMT	5.000	10/01/47	2,500	2,893,410
Sch. Facs. Construction	4.000	06/15/49	3,000	3,382,052
Series AAA	5.000	06/15/41	2,020	2,377,459
Series BBB, Rfdg.	5.500	06/15/30	1,500	1,818,818
Series DDD	5.000	06/15/42	1,000	1,178,705
Series WW, Rfdg. (Pre-refunded date 06/15/25)(ee)	5.250	06/15/40	65	75,837
Series WW, Unrefunded	5.250	06/15/40	1,185	1,347,875
St. Gov’t. Bldgs. Proj., Series C	5.000	06/15/47	2,000	2,386,895
St. House Proj., Rmkt., Series B	5.000	06/15/43	1,000	1,215,110
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,834,630
Umm Energy Partners, Series A, AMT	5.000	06/15/37	1,500	1,533,053
Umm Energy Partners, Series A, AMT	5.125	06/15/43	1,100	1,124,070
United Airlines, Inc. Proj., Rmkt.	5.500	06/01/33	2,000	2,133,640

New Jersey Healthcare Facs. Fing. Auth. Rev., RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,500	1,772,245
New Jersey Tpke. Auth. Rev.,
Series A	4.000	01/01/48	1,000	1,150,353
Series D, Rfdg.	5.000	01/01/28	2,150	2,562,769
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series A, Rfdg.(hh)	4.000	06/15/42	1,000	1,126,020
Series AA	4.000	06/15/50	5,000	5,689,878
Trans. Sys., Rfdg.	4.000	12/15/39	500	573,777
Trans. Sys., Rfdg.	5.000	12/15/39	555	689,468
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,533,989
Trans. Sys., Series AA	5.000	06/15/45	1,200	1,353,478
Trans. Sys., Series AA	5.000	06/15/46	1,940	2,359,346
Trans. Sys., Series AA	5.250	06/15/41	1,000	1,139,437
Trans. Sys., Series AA	5.250	06/15/43	4,595	5,723,614
South Jersey Trans. Auth. Rev.,
Series A	5.000	11/01/45	500	618,343
Series A, Rfdg.	5.000	11/01/39	750	832,322
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.250	06/01/46	5,350	6,461,549
Sub. Series B, Rfdg.	5.000	06/01/46	7,000	8,171,848
				85,893,500
New York 6.6%
Build NYC Resource Corp. Rev.,
Friends of Hellenic Classical Chrt. Sch., Inc., Series A, 144A	5.000	12/01/51	500	568,534

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
Build NYC Resource Corp. Rev., (cont’d.)
Pratt Paper, Inc. Proj., Rfdg., AMT, 144A	5.000%	01/01/35	1,000	$1,123,352
Richmond Prep Chrt. Sch. Proj., Social Impact Proj., Series A, 144A	5.000	06/01/51	1,500	1,679,438
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub. Series B, Rfdg., CABS	(5.000)(t)	06/01/47	5,000	1,145,368
Asset Bkd., 2nd Sub. Series C, Rfdg., CABS, 144A	(5.000)(t)	06/01/50	4,000	670,958

Hempstead Town Loc. Dev. Corp. Rev., Hofstra Univ. Proj., Series A, Rfdg.	3.000	07/01/51	1,000	1,049,085
Metropolitan Trans. Auth. Rev.,
Bid Grp. 1, Green Bond, Series A-1	4.000	11/15/44	1,500	1,723,056
Climate Bond Certified, Green Bond, Series E, Rfdg.	4.000	11/15/45	1,595	1,816,357
Green Bond, Series C-1, Rfdg.	5.000	11/15/50	3,725	4,512,727
Green Bond, Series C-1, Rfdg.	5.250	11/15/55	3,000	3,690,842
Green Bond, Series D1	5.000	11/15/43	2,000	2,470,575
Series A-2	4.000	11/15/42	2,000	2,309,730
Series A-2	4.000	11/15/43	2,000	2,303,559

New York City Indl. Dev. Agcy. Rev., Yankee Stadium Proj. Pilot, Rfdg.	4.000	03/01/45	1,000	1,142,112
New York Liberty Dev. Corp. Rev.,
Class 1-3 World Trade Ctr., Rfdg., 144A	5.000	11/15/44	5,000	5,471,600
Green Bonds, 4 World Trade Ctr. Proj., Series A, Rfdg.	3.000	11/15/51	1,000	1,039,547

New York St. Envir. Facs. Corp. Rev., Draw Down Casella Wste. Sys., Inc. Proj., Series R-1, AMT (Mandatory put date 09/02/25)	2.750(cc)	09/01/50	550	568,049
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	4.000	01/01/36	1,475	1,640,374
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	4.375	10/01/45	2,000	2,309,722
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/26	2,000	2,322,128
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/31	1,000	1,199,249
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000	10/01/40	2,500	3,050,842
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.250	08/01/31	935	1,121,903
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.375	08/01/36	1,000	1,253,856
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,995	3,299,752
Laguardia Arpt., Term. B Redev., Series A, AMT	5.250	01/01/50	9,480	10,498,092

Port Auth. of NY & NJ Rev., Series 223, Rfdg., AMT	4.000	07/15/61	1,625	1,872,368

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
Suffolk Tob. Asset Secur. Corp. Rev.,
Sub. Series B-2, Rfdg., CABS	3.657%(t)	06/01/66	1,000	$196,400
Tob. Settlement Asset Bkd. Sub. Bonds, Series B-1, Rfdg.	4.000	06/01/50	500	577,821

TSASC, Inc. Rev., Series A, Rfdg.	5.000	06/01/41	4,875	5,685,501
Yonkers Econ. Dev. Corp. Rev., Chrt. Sch. Ed. Excellence Proj., Series A	5.000	10/15/49	1,000	1,165,280
				69,478,177
North Carolina 0.4%
North Carolina Med. Care Commn. Rev.,
Pennybyrn at Maryfield Proj., Rfdg.	5.000	10/01/35	1,000	1,070,644
Pennybyrn at Maryfield Proj., Series A	5.000	10/01/50	750	853,661
The Presbyterian Homes Oblig. Grp., Series A	5.000	10/01/50	1,000	1,200,420

North Carolina Tpke. Auth. Rev., Series A, Rfdg.	5.000	07/01/51	1,250	1,459,862
				4,584,587
Ohio 4.7%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	3.000	11/15/40	3,000	3,175,653
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/48	3,000	3,390,170
Sr. Series B-2, Class 2, Rfdg.	5.000	06/01/55	19,850	22,728,052
Cuyahoga Cnty. Hosp. Rev.,
Metro Hlth. Sys., Rfdg.	5.000	02/15/52	575	667,088
Metro Hlth. Sys., Rfdg.	5.250	02/15/47	2,000	2,355,430
Metro Hlth. Sys., Rfdg.	5.500	02/15/57	6,540	7,840,280
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	2,174,845
Ohio Hlth. Corp., Series A	4.000	05/15/47	2,500	2,812,651

Middleburg Heights Hosp. Rev. Facs., Southwest Gen. Hlth. Ctr., Series A, Rfdg.	4.000	08/01/41	2,005	2,326,532
Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	1,147,847
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,104,841
				49,723,389

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oklahoma 1.8%
Oklahoma Dev. Fin. Auth. Rev.,
OU Medicine Proj., Series B	5.000%	08/15/38	250	$303,190
OU Medicine Proj., Series B	5.250	08/15/48	1,730	2,101,767
OU Medicine Proj., Series B	5.500	08/15/52	7,530	9,322,971
OU Medicine Proj., Series B	5.500	08/15/57	4,950	6,081,249
St. Johns Hlth. Sys., Rfdg. (Pre-refunded date 02/15/22)(ee)	5.000	02/15/42	300	302,876

Tulsa Cnty. Indl. Auth. Rev., Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,000	1,123,728
				19,235,781
Oregon 0.8%
Multnomah Cnty. Hosp. Facs. Auth. Rev.,
Mirabella at South Waterfront, Series A., Rfdg.	5.400	10/01/44	1,000	1,058,311
Terwilliger Plaza Parkview Proj., Green Bond, Series A, Rfdg.	4.000	12/01/51	2,000	2,186,473

Port of Portland Airport Rev., Series 27A, Rfdg., AMT	4.000	07/01/50	3,395	3,871,609
Salem Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000	05/15/42	1,000	1,019,092
				8,135,485
Pennsylvania 4.1%
Bucks Cnty. Indl. Dev. Auth. Rev., Grand View Hosp. Proj.	4.000	07/01/51	1,050	1,174,413
Central Bradford Progress Auth. Rev.,
Guthrie Clnc. Iss., Series B	4.000	12/01/51	2,000	2,306,702
Guthrie Healthcare Sys., Rfdg. (Pre-refunded date 12/01/21)(ee)	5.375	12/01/41	2,700	2,700,000

Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	1,092,289
Lancaster Indl. Dev. Auth. Rev., Landis Homes Retmnt. Cmnty. Proj., Rfdg.	4.000	07/01/56	1,000	1,080,615
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000	07/01/45	2,000	2,147,006
Pennsylvania Comnwlth., Series A, Rfdg., COP	4.000	07/01/46	1,500	1,683,914
Pennsylvania Higher Edl. Facs. Auth. Rev., Univ. of Pennsylvania Hlth. Sys., Series B, Rfdg.(hh)	4.000	08/15/42	700	804,173
Pennsylvania Tpke. Commn. Rev.,
Series A-1	5.000	12/01/46	3,950	4,602,148

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Pennsylvania Tpke. Commn. Rev., (cont’d.)
Series C, Rfdg.	4.000%	12/01/51	500	$589,820
Sub. Series A	5.500	12/01/42	1,500	1,812,639
Sub. Series A	5.500	12/01/46	1,740	2,125,034
Sub. Series A-1	5.000	12/01/46	2,000	2,298,026
Sub. Series B-1	5.250	06/01/47	2,000	2,419,480
Philadelphia Auth. for Indl. Dev. Rev.,
1st Philadelphia Preparatory Chrt., Series A, Rfdg.	7.250	06/15/43	2,000	2,209,734
Gtr. Philadelphia Hlth. Action, Rfdg.	6.625	06/01/50	2,795	2,966,329
Mariana Bracetti Academy (Pre-refunded date 12/15/21)(ee)	7.625	12/15/41	2,000	2,005,418
New Fndtn. Chrt. Sch. Proj., (Pre-refunded date 12/15/22)(ee)	6.625	12/15/41	1,000	1,066,942
String Theory Chrt. Sch. Proj., Rfdg., 144A	5.000	06/15/50	1,000	1,157,275

Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Series A	5.625	07/01/42	6,750	6,929,825
				43,171,782
Puerto Rico 7.5%
Puerto Rico Comnwlth.,
Pub. Impt. Series A, PSA, GO, Rfdg.	5.000	07/01/41(d)	6,915	6,206,213
Pub. Impt. Series A, PSA, GO, Rfdg.	5.500	07/01/39(d)	5,000	4,678,309
Pub. Impt. Series B, PSA, GO, Rfdg.	6.000	07/01/39(d)	2,000	2,020,313
Puerto Rico Comnwlth. Aqu. & Swr. Auth. Rev.,
Sr. Lien, Series A	4.000	07/01/22	2,535	2,591,066
Sr. Lien, Series A	4.250	07/01/25	1,285	1,315,158
Sr. Lien, Series A	5.000	07/01/33	2,780	2,857,511
Sr. Lien, Series A	5.125	07/01/37	155	159,433
Sr. Lien, Series A	5.250	07/01/42	1,250	1,286,649
Sr. Lien, Series A	5.750	07/01/37	1,375	1,417,015
Sr. Lien, Series A	6.000	07/01/47	1,170	1,207,110
Sr. Lien, Series A, Rfdg., 144A	5.000	07/01/35	5,000	6,133,000
Sr. Lien, Series A, Rfdg., 144A	5.000	07/01/47	5,000	5,982,908
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.750	07/01/53	5,720	6,522,797
Restructured, Series A-1	5.000	07/01/58	12,364	14,212,294
Restructured, Series A-2	4.329	07/01/40	10,729	12,065,083
Restructured, Series A-1, CABS	3.287(t)	07/01/46	18,766	6,264,647
Restructured, Series A-1, CABS	3.335(t)	07/01/51	16,834	4,063,314
				78,982,820

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Rhode Island 0.5%
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000%	06/01/40	4,350	$4,863,778
South Carolina 1.0%
Berkeley Cnty., Spl. Assmt., Nexton Impt. Dist.	4.375	11/01/49	1,000	1,111,281
South Carolina Jobs-Econ. Dev. Auth. Rev., Green Chrt. Sch. Proj., Series A, Rfdg., 144A	4.000	06/01/56	1,060	1,111,639
South Carolina Ports Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,615,429
AMT	4.000	07/01/55	2,000	2,202,795
South Carolina St. Pub. Svc. Auth. Rev.,
Series B, Rfdg.	4.000	12/01/51	1,500	1,759,117
Series E, Rfdg.	5.250	12/01/55	2,500	2,886,602
				10,686,863
South Dakota 0.2%
South Dakota Hlth. & Edl. Facs. Auth. Rev., Monument Hlth., Series A, Rfdg.	4.000	09/01/50	1,500	1,732,661
Tennessee 0.5%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,170	2,413,439
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg. (Pre-refunded date 07/01/22)(ee)	5.000	07/01/37	850	873,688
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., Germantown Vlg., Rfdg. (Pre-refunded date 12/01/22)(ee)	5.250	12/01/42	1,100	1,154,948
Tennessee Energy Acq. Corp. Gas Rev., Series C	5.000	02/01/22	1,000	1,006,963
				5,449,038
Texas 6.8%
Arlington Higher Ed. Fin. Corp. Rev., Series A, Rfdg.	4.000	08/15/46	1,360	1,474,634
Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Army Retmnt. Residence Fndtn., Rfdg.	5.000	07/15/41	1,250	1,417,051

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Central Texas Regl. Mobility Auth. Rev.,
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000%	01/01/45	1,000	$1,158,788
Sub., Rfdg.	4.000	01/01/41	1,100	1,203,778
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	5.000	08/15/42	1,000	1,025,992
Idea Pub. Sch.	6.000	08/15/43	1,100	1,192,920

Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Series A, Rfdg.	5.250	09/01/44	1,370	1,503,344
Grand Parkway Trans. Corp. Rev., 1st Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,141,532
Gulf Coast Wste. Disp. Auth. Rev.,
Exxon Proj., Rfdg., FRDD (Mandatory put date 12/01/21)	0.030(cc)	10/01/24	150	150,000
ExxonMobil Proj., FRDD (Mandatory put date 12/01/21)	0.040(cc)	06/01/30	3,500	3,500,000
ExxonMobil Proj., FRDD (Mandatory put date 12/01/21)	0.050(cc)	09/01/25	6,750	6,750,000
ExxonMobil Proj., FRDD (Mandatory put date 12/01/21)	0.050(cc)	12/01/25	4,400	4,400,000
ExxonMobil Proj., Series A, FRDD (Mandatory put date 12/01/21)	0.040(cc)	06/01/30	800	800,000
Houston Arpt. Sys. Rev.,
Series B-1, AMT	5.000	07/15/35	2,000	2,179,900
Spl. Facs. Continental Airlines, Inc., Series A, Rfdg., AMT	6.625	07/15/38	1,500	1,506,705
Sub. Lien, Series A, Rfdg., AMT (Pre-refunded date 07/01/22)(ee)	5.000	07/01/32	1,000	1,027,156
Sub. Series A, Rfdg., AMT	4.000	07/01/46	750	870,974

Houston Higher Ed. Fin. Corp. Rev., Cosmos Fndtn., Inc., Series A	5.000	02/15/42	1,250	1,259,383
Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,426,485
Lower Neches Vlly. Auth. Indl. Dev. Corp. Rev.,
ExxonMobil Proj., FRDD (Mandatory put date 12/01/21)	0.030(cc)	11/01/38	920	920,000
ExxonMobil Proj., Series A, Rfdg., FRDD (Mandatory put date 12/01/21)	0.020(cc)	11/01/29	350	350,000
ExxonMobil Proj., Series B, Rfdg., FRDD (Mandatory put date 12/01/21)	0.040(cc)	11/01/29	480	480,000
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev.,
AEP Texas Central Co. Proj., Series B-1, Rfdg.	4.000	06/01/30	1,000	1,044,030
AEP Texas Central Co. Proj., Series B-2, Rfdg.	4.000	06/01/30	1,800	1,879,244

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)

Mission Econ. Dev. Corp. Rev., Natgosoline Proj., Sr. Lien, Rfdg., AMT, 144A	4.625%	10/01/31	2,000	$2,102,963
New Hope Cultural Ed. Facs. Fin. Corp. Rev.,
Jubilee Academic Ctr., Series A, Rfdg., 144A	4.000	08/15/26	1,375	1,375,669
Jubilee Academic Ctr., Series A, Rfdg., 144A	5.000	08/15/46	2,000	2,001,295
MRC Crestview, Rfdg. (Pre-refunded date 11/15/24)(ee)	5.000	11/15/46	1,150	1,326,732
Westminster Proj., Rfdg.	4.000	11/01/55	1,750	1,945,404
North Texas Twy. Auth. Rev.,
2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,515,921
2nd Tier, Series A, Rfdg.	4.000	01/01/38	2,000	2,186,758
2nd Tier, Series B, Rfdg.	3.000	01/01/51	2,200	2,314,299
Port Beaumont Navigation Dist. Rev.,
Jefferson Gulf Coast Energy Proj., Series A, AMT, 144A	3.000	01/01/50	1,000	1,000,239
Jefferson Gulf Coast, Rfdg., AMT, 144A	4.000	01/01/50	2,000	2,060,688

Pottsboro Higher Ed. Fin. Corp. Rev., Series A	5.000	08/15/46	1,000	1,089,866
San Antonio Ed. Facs. Corp. Rev., Univ. of the Incarnate Word Proj., Series A, Rfdg.	4.000	04/01/54	1,000	1,118,646
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,223,896
Trinity Terrace Proj., Series A-1, Rfdg.	5.000	10/01/44	1,000	1,083,231

Texas Muni. Gas Acq. & Sply. Corp. Rev., Sr. Lien, Series A	5.250	12/15/26	4,100	5,002,245
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
LBJ Infrast. Grp. LLC, Series A, Rfdg.	4.000	06/30/40	600	700,364
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	6.750	06/30/43	500	550,926
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,662,820
				71,923,878
Utah 0.5%
Salt Lake City Arpt. Rev.,
Series A, AMT	5.000	07/01/46	3,000	3,784,688
Series A, AMT	5.000	07/01/47	1,100	1,298,793

Utah Cnty. Hosp. Rev., IHC Hlth. Svcs., Inc., Series A	4.000	05/15/43	510	598,530
				5,682,011
Vermont 0.2%
Vermont Econ. Dev. Auth. Rev., Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/45	2,025	2,206,103

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia 1.6%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Series B, Rfdg., CABS (Convert to Fixed on 07/15/23)	0.000%(cc)	07/15/40	1,000	$1,109,750
James City Cnty. Econ. Dev. Auth. Rsdl. Care Fac. Rev., Williamsburg Landings, Series A, Rfdg.	4.000	12/01/50	1,000	1,090,584
Norfolk Econ. Dev. Auth. Rev., Sentara Healthcare, Series B, Rfdg.	4.000	11/01/48	2,000	2,286,594
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc., Rfdg.	4.000	01/01/51	1,750	1,957,997
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj.	5.250	01/01/32	2,055	2,108,152
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj.	5.500	01/01/42	3,000	3,079,380
Sr. Lien, Express Lanes LLC Proj.	5.000	01/01/40	4,780	4,797,109
				16,429,566
Washington 1.5%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, Rfdg., AMT	5.000	04/01/30	1,000	1,050,197
Port of Seattle Rev., Intermediate Lien Priv. Activ., Series C, Rfdg., AMT	5.000	08/01/46	2,000	2,533,261
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev., Rfdg. & Impvt., Series A	5.000	12/01/37	3,000	3,238,483
Washington Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,216,314
Overlake Hosp. Med. Ctr., Series A	4.000	07/01/42	2,500	2,823,015
Washington St. Hsg. Fin. Commn. Rev.,
Rockwood Retmnt. Cmnty. Proj., Series A, Rfdg., 144A	7.375	01/01/44	2,000	2,155,695
Social Certificate, Series A-1	3.500	12/20/35	1,986	2,316,433
				15,333,398
West Virginia 0.2%
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig. Grp., Series A, Rfdg.	4.125	01/01/47	1,600	1,801,907
Wisconsin 2.6%
Pub. Fin. Auth. Rev.,
Bancroft Neurohealth Proj., Series A, 144A	5.125	06/01/48	1,000	1,111,037
Bayhealth Med. Ctr. Proj., Series A(hh)	3.000	07/01/50	1,500	1,560,938
Corvian Cmnty. Sch., Series A, 144A	5.000	06/15/49	1,000	1,066,693
Corvian Cmnty. Sch., Series A, 144A	5.125	06/15/47	2,000	2,085,068
Green Bond, Fargo Moorhead Metropolitan Area Flood Mgmnt., AMT	4.000	03/31/56	1,500	1,660,560

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin (cont’d.)
Pub. Fin. Auth. Rev., (cont’d.)
Mt. Island Chrt. Sch., Series L, Rfdg.	5.000%	07/01/47	1,000	$1,083,170
Sr. Bond, WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	500	555,333
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.250	01/01/38	1,750	1,359,047
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.375	01/01/48	3,000	2,166,827
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.000	07/01/42	1,500	1,534,141
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.250	07/01/28	1,000	1,025,683
Sub. Sustainability Bonds, Univ. of Hawaii Fndtn. Proj., Series B	5.250	07/01/61	2,000	2,038,722
Sustainability Bonds, Univ. of Hawaii Fndtn. Proj., Series A-1	4.000	07/01/61	2,600	2,754,282
United Methodist Retmnt. Homes, Series A, Rfdg.(hh)	4.000	10/01/51	1,500	1,675,902
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	1,600	1,778,539
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,500	1,736,590
Hope Christian Schs.	4.000	12/01/56	2,100	2,179,945
				27,372,477

TOTAL INVESTMENTS 100.4% (cost $968,299,902)				1,055,606,510
Liabilities in excess of other assets(z) (0.4)%				(3,734,265)

Net Assets 100.0%				$1,051,872,245

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds
CDD—Community Development District
COP—Certificates of Participation
FRDD—Floating Rate Daily Demand Note
GO—General Obligation

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $483,800 and 0.0% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2021.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
30	20 Year U.S. Treasury Bonds	Mar. 2022	$4,863,750	$(83,361)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).